Intangibles and other assets (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets	$ 20,138	$ 21,173
Other assets	14,240	15,764
Intangible assets other than goodwill	$ 5,898	$ 5,409